Other non-current assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Other non-current assets
Working capital contributions to Scorpio Group Pools	$ 42,973	$ 41,401
Sellers credit on lease financed vessels	8,831	8,581
Capitalized loan fees	597	582
Other	3,137	120
Other non-current assets	55,538	50,684
Scorpio LR2 Pool Limited
Other non-current assets
Working capital contributions to Scorpio Group Pools	31,450	28,050
Scorpio Handymax Tanker Pool Limited
Other non-current assets
Working capital contributions to Scorpio Group Pools	$ 4,923	6,751
Term for repayment of initial working capital contribution after exiting the pool	6 months
Scorpio LR1 Pool Limited
Other non-current assets
Working capital contributions to Scorpio Group Pools	$ 6,600	$ 6,600
STI Beryl, STI Le Rocher, STI Larvotto | Vessels
Other non-current assets
Sale leaseback transaction, deposit per vessel	4,350
Sale leaseback transaction, aggregate deposit amount	$ 13,100